Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE GROWTH & INCOME FUND
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2017